Private Placement (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Private Placement (Details) [Line Items]
Proceeds from the issuance of warrants (in Dollars)	$ 7,700,000	$ 7,700,000
Private Placement [Member]
Private Placement (Details) [Line Items]
Class of warrants or rights exercise price of warrants or rights	$ 11.5	$ 11.5
Sponsor [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Class of warrants or rights warrants issued during the period units (in Shares)	7,700,000	7,700,000
Class of warrants or rights issue price per warrant	$ 1	$ 1